SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - Shanghai Bank [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate	2.09%	2.09%
Maturity date	January 2029	January 2029